Janus Velocity Tail Risk Hedged Large Cap ETF
FUND SUMMARY Janus Velocity Tail Risk Hedged Large Cap ETF
INVESTMENT OBJECTIVE
Janus Velocity Tail Risk Hedged Large Cap ETF seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the VelocityShares Tail Risk Hedged Large Cap Index (the “Underlying Index”).
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the table or in the example below.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Janus Velocity Tail Risk Hedged Large Cap ETF Janus Velocity Tail Risk Hedged Large Cap ETF
Operating Expenses Column [Text]	Janus Velocity Tail Risk Hedged Large Cap ETF
Management Fees	0.65%
Other Expenses	none
Acquired Fund Fees and Expenses	0.05%	[1]
Total Annual Fund Operating Expenses	0.70%
[1]	“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses a fund may incur as a result of investing in shares of an underlying fund. To the extent the Fund invests in Acquired Funds, the Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “ratio of gross expenses to average net assets” presented in the Financial Highlights table because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Janus Velocity Tail Risk Hedged Large Cap ETF | Janus Velocity Tail Risk Hedged Large Cap ETF | USD ($)	Janus Velocity Tail Risk Hedged Large Cap ETF	72	224	390	871

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover of the Fund, and the Fund’s predecessor prior to July 18, 2016, was 2% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Janus Capital will seek investment results that correspond generally, before fees and expenses, to the performance of the VelocityShares Tail Risk Hedged Large Cap Index. The Underlying Index is an index comprised of three large capitalization equity ETFs and two volatility related ETFs (the “Underlying Index ETFs”). The Fund will seek to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in Underlying Index ETFs. Under normal circumstances, the Fund intends to invest 85% of its net assets in ETFs that provide exposure to large capitalization securities, and 15% of its net assets to a volatility strategy. The volatility strategy will generally invest in swap agreements or other derivatives instead of investing directly in certain Underlying Index ETFs, as described below.

The Underlying Index and its Allocation
The Underlying Index reflects the performance of a portfolio providing exposure to:

(1) A large cap equity portfolio, consisting of the three Underlying Index ETFs listed below, which track the Standard & Poor’s 500® Index (the “S&P 500® Index,” with the Underlying Index ETFs tracking the S&P 500® Index being the “Underlying Large Cap ETFs”); and

(2) A volatility strategy to hedge “tail risk” events (which are market events that occur rarely but may result in severe negative market performance when they do occur) in the S&P 500® Index, consisting of the two Underlying Index ETFs listed below which utilize futures contracts, swap agreements, and other financial investments to gain leveraged or inverse positions on the S&P 500 VIX Short-Term Futures Index (the “Short-Term VIX Futures” with such Underlying Index ETFs being the “Underlying Volatility ETFs”). The “VIX” refers to the Chicago Board Options Exchange, Incorporated Volatility Index. The VIX is designed to measure the market’s expectation of 30-day volatility in the S&P 500. The Short-Term VIX Futures measures the movements of a combination of VIX futures contracts and is designed to track changes in the expected volatility of the S&P 500 one month in the future. In other words, the volatility strategy seeks to hedge against “tail risk” events, to the extent such events and/or the market reaction to such events are reflected in the prices of VIX futures.

The Underlying Index consists of an 85% allocation to the Underlying Large Cap ETFs (split evenly between each Underlying Large Cap ETF) and a 15% allocation to the Underlying Volatility ETFs (such allocation being the “Volatility Component”). The Underlying Index is rebalanced monthly to reset the allocations to the Underlying Large Cap ETFs and the Volatility Component to 85% and 15%, respectively. The Underlying Index’s allocation between Underlying Index ETFs is designed to reflect the performance of the S&P 500® Index while also providing a hedging exposure against “tail risk” events on the S&P 500® Index.

The Underlying Index ETFs included in the Underlying Index and their investment exposure are set forth below:

Underlying Index ETFs

Name	Investment Adviser	Ticker Symbol	Underlying Index	Investment exposure (before fees and expenses)
Underlying Large Cap ETFs
SPDR S&P 500 ETF Trust	PDR Services, LLC, as Sponsor of the Trust (“Sponsor”), and State Street Bank and Trust Company, as Trustee of the Trust (“Trustee”)	SPY	S&P 500® Index	Tracking of S&P 500® Index
Vanguard S&P 500 ETF	The Vanguard Group, Inc.	VOO	S&P 500® Index	Tracking of S&P 500® Index
iShares Core S&P 500 ETF	BlackRock Fund Advisors	IVV	S&P 500® Index	Tracking of S&P 500® Index
Underlying Volatility ETFs
Ultra VIX Short-Term Futures ETF (the “Ultra Fund”)	ProShare Capital Management LLC	UVXY	S&P 500 VIX Short-Term Futures Index	Twice the return of Short-Term VIX Futures on a daily basis
Short VIX Short-Term Futures ETF (the “Short Fund”)	ProShare Capital Management LLC	SVXY	S&P 500 VIX Short-Term Futures Index	Inverse of the return of Short-Term VIX Futures on a daily basis

The Underlying Index allocates the Volatility Component to a target weight between the Underlying Volatility ETFs as follows:

Index	Target Allocation	Target Net Allocation
VelocityShares Tail Risk Hedged Large Cap Index	45% (Ultra Fund, with 2x exposure), 55% (Short Fund, with -1x exposure)	35% long

The Volatility Component portion of the Underlying Index is rebalanced in a gradual manner over each quarter to preserve this allocation. This allocation results in a target net 35% long exposure to the Short-Term VIX Futures, although market movement in VIX futures will result in allocations on any given day that differ, sometimes significantly from the target exposure, including the potential for net short exposure. The Volatility Component is structured in a manner intended to benefit from significant, sustained movements, over multiple trading days, in either direction by Short-Term VIX Futures, but will likely benefit more from a multi-day significant, sustained upward movement than a multi-day significant, sustained downward movement.

The Underlying Volatility ETFs are not registered as investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). The Underlying Volatility ETFs are sponsored by a registered commodity pool operator and advised by a registered commodity trading adviser.

How the Fund Attempts to Replicate the Underlying Index
The Fund will attempt to correspond generally, before fees and expenses, to the performance of the Underlying Index by investing under normal circumstances in (a) shares of the Underlying Large Cap ETFs and (b) one or more swaps designed to replicate the performance of the volatility component directly by reference to closing prices of the underlying VIX futures. The Fund could also elect to trade VIX futures directly, although the Fund does not expect to use such instruments under normal circumstances. The Fund may also invest directly in shares of the Underlying Volatility ETFs, though it does not currently intend to do so. While the Underlying Volatility ETFs utilize futures contracts, swap agreements and other financial instruments, the Fund’s only direct use of such instruments will be solely as described in (b) above.

The Underlying Index is compiled and administered by Janus Index & Calculation Services LLC (“Janus Index Services” or the “Index Provider”). Janus Index Services is affiliated with the Fund and Janus Capital.
PRINCIPAL INVESTMENT RISKS
Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund’s returns and yields will vary, and you could lose money. The principal risks and special considerations associated with investing in the Fund are set forth below.

Fund of Funds Risk.  The Fund pursues its investment objective by investing its assets in the Underlying Large Cap ETFs and swaps linked to the performance of the Underlying Volatility ETFs rather than investing directly in stocks, bonds, cash or other investments. The Fund’s investment performance thus depends on the investment performance of the Underlying Index ETFs in which it invests. An investment in the Fund therefore is subject to the risks associated with the Underlying Index ETFs that comprise the Underlying Index. The Fund will indirectly pay a proportional share of the asset-based fees of the Underlying Index ETFs in which it invests.

Underlying Index ETFs Risks.  Investment in the Underlying Index ETFs may subject the Fund to the following risks: Market Risk; Stock Market Risk; Equity Investing Risk; Investment Style Risk; Non-Correlation Risk; and Large Capitalization Company Risk. The Fund may also be subject to certain other risks specific to the Underlying Volatility ETFs which are set forth below.

Market Risk.  The Fund’s investment in an Underlying Index ETF involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of out-performance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Stock Market Risk.  Stock prices overall may decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Underlying Index has a large exposure to the large capitalization sector of the stock market and an exposure to a volatility strategy, therefore at times the Fund may underperform the overall stock market.

Equity Investing Risk.  The Fund’s investment in the Underlying Index ETFs involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Investment Style Risk.  Returns from large-capitalization stocks may trail returns from the overall stock market. Large-cap stocks may go through cycles of doing better or worse than other segments of the stock market or the stock market in general. These cycles may continue for extended periods of time. In addition, the Volatility Component may not be successful in hedging against market volatility at any time.

Non-Correlation Risk.  The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s Underlying ETF holdings (and swaps or other instruments designed to provide exposure to the Volatility Component) to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies. Finally, the Fund intends to obtain exposure to the Volatility Component through swaps or other derivative instruments rather than holding shares of the Underlying Volatility ETFs directly, and thus the Fund may experience additional tracking error if the return of such derivatives differs from that of the Underlying Volatility ETFs.

Due to legal and regulatory rules and limitations, the Fund may be limited in its ability to invest in all securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or otherwise does not hold all of the securities in the Underlying Index, its return may not correlate as well with the return on the Underlying Index, as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Large Capitalization Company Risk.  The large capitalization companies in which the Underlying Index ETFs may invest may fall out of favor with investors based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, an Underlying Index ETF’s value may not rise as much as the value of funds that focus on companies with smaller market capitalizations.

Swap Risk.  The Fund expects to use cleared and over-the-counter (“OTC”) swap agreements in addition to other derivatives to obtain exposure to the Underlying Volatility ETFs and/or the VIX Short-Term Futures Index as a means to achieve its investment objective. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund’s ultimate counterparty is a clearinghouse rather than a bank, dealer or financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

If the Volatility Component has a dramatic intraday move in value that would cause a material decline in the Fund’s NAV, the terms of the swap may permit the counterparty to immediately close out the transaction with the Fund. In that event, it may not be possible for the Fund to enter into another swap agreement or to invest in other instruments necessary to achieve the desired exposure to the Underlying Volatility ETFs consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the value of the Fund’s benchmark reverses all or part of its intraday move by the end of the day.

The Fund may be charged a fee by the counterparty or clearinghouse in connection with entering into a swap transaction. Similar to other portfolio transaction fees, the cost of investing in swaps is an indirect expense of the Fund that is not included in the Fee Table.

Compounding Risk.  Each of the Underlying Volatility ETFs has an investment objective to match (before fees and expenses) a multiple (i.e., 2x in the case of the Ultra Fund) or the inverse (i.e., -1x in the case of the Short Fund) of the performance of the Short-Term VIX Futures on a given day. Each Underlying Volatility ETF seeks investment results for a single day only, and not for any other period. The return of an Underlying Volatility ETF for a period longer than a day is the result of its return for each day compounded over the period and usually will differ from twice (2x) or the inverse (-1x) of the return of the Fund’s index for the period. An Underlying Volatility ETF will lose money if the Short-Term VIX Futures performance is flat over time, and it is possible for an Underlying Volatility ETF to lose money over time even if the Short-Term VIX Futures’ performance increases (or decreases in the case of the Short Fund), as a result of daily rebalancing, the Short-Term VIX Futures’ volatility and compounding. Longer holding periods, higher index volatility and greater leverage each affect the impact of compounding on an Underlying Volatility ETF’s returns. Daily compounding of an Underlying Volatility ETF’s investment returns can dramatically and adversely affect its longer-term performance during periods of high volatility. Volatility may be at least as important to an Underlying Volatility ETF’s return for a period as the return of the Short-Term VIX Futures. The Underlying Volatility ETFs are not appropriate for direct investments for all investors and present different risks than most mutual funds.

However, the Fund’s exposures to the performance of the Underlying Volatility ETFs are part of a hedging strategy intended to reduce the risk of substantial declines in the S&P 500 due to a tail event. The Fund’s exposures to the performance of the Underlying Volatility ETFs (i) only represent up to 20% of the Fund’s portfolio, (ii) are comprised of partially offsetting holdings of leveraged and inverse positions on the Short-Term VIX Futures with a target net allocation of a 35% long position designed to minimize the effects of compounding in either a positive or negative direction, and (iii) are frequently rebalanced in a gradual manner to generally maintain a 15% allocation to the Volatility Component and the target net allocation of the Volatility Component’s overall exposure. Therefore, in the context of the Fund’s overall portfolio, the Fund’s investments in the Underlying Volatility ETFs present significantly different risks to an investor than a direct investment in an Underlying Volatility ETF.

Risk of Leveraged and Inverse Investment.  The Ultra Fund utilizes leverage and the Short Fund utilizes inverse positions with respect to their respective indices. Accordingly, a substantial movement in the underlying index of an Underlying Volatility ETF in the opposite direction of the Underlying Volatility ETF’s position (e.g., a downward movement with respect to a leveraged position and an upward movement with respect to an inverse position) may result in a substantial loss of the Fund’s investment exposure to such Underlying Volatility ETF, up to the complete amount of the Fund’s investment. While the Fund’s exposures to Underlying Volatility ETFs and/or the Short-Term VIX Futures directly, are intended to balance each other out to an extent (as one Underlying Volatility ETF and/or swap entered into by the Fund takes a leveraged position with respect to the Short-Term VIX Futures while the other takes a short position), there is no guarantee that the offsetting positions of the Fund’s swaps and/or the Underlying Volatility ETFs will prevent the Fund from suffering losses. While the Underlying Index’s, and thus the Fund’s, target net allocation to the Short-Term VIX Futures is 35% long (and the Volatility Component is regularly rebalanced to preserve this target net allocation), the Fund’s net exposure to volatility will vary on any given day, sometimes significantly from the target net allocation, and could result in a net short position due to daily decreases in VIX Futures prices. In such circumstances, the Fund could experience losses in its exposure to Underlying Volatility ETFs in the event of any increase in the underlying index of the Underlying Volatility ETF.

Liquidity Risk.  Market illiquidity may cause losses for the swaps entered into by the Fund and/or the Underlying Volatility ETFs. The large size of the positions which the Underlying Volatility ETFs may acquire increases the risk of illiquidity by both making their positions more difficult to liquidate and increasing the losses incurred while trying to do so. Any type of disruption or illiquidity will potentially be exacerbated due to the fact that the Underlying Volatility ETFs will typically invest in financial instruments related to one benchmark (the Short-Term VIX Futures), which in many cases is highly concentrated. The swaps entered into by the Fund on the Underlying Volatility ETFs and/or the Short-Term VIX Futures directly may reflect these risks as well.

Nondiversification Risk.  The Fund is classified as nondiversified under the 1940 Act. This gives the Fund more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value (“NAV”) and total return.

Cash Redemption Risk.  Because the Fund invests a portion of its assets in swaps, the Fund may pay out a portion of its redemption proceeds in cash rather than through the in-kind delivery of portfolio securities. The Fund may be required to unwind such contracts or sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gains distributions than if the in-kind redemption process was used.

Fluctuation of NAV.  The NAV of the shares of an Underlying Index ETF will generally fluctuate with changes in the market value of the Underlying Index ETF’s portfolio. The market prices of the Underlying Index ETF shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, the Underlying Index ETF shares on the applicable listing exchange. The Underlying Index ETF shares may thus trade below, at or above their NAV. If the Fund purchases shares at a time when the market price is at a premium to the NAV of the shares or sells at a time when the market price is at a discount to the NAV of the shares, then the Fund may sustain losses. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Underlying Index ETF shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks and/or financial instruments individually or in the aggregate at any point in time by an Underlying Index ETF.

Trading Issues Risk.  Trading in shares on NYSE Arca may be halted due to market conditions or for reasons that, in the view of NYSE Arca, make trading in shares inadvisable. In addition, trading in shares on NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca “circuit breaker“ rules. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

While the creation/redemption feature is designed to make it likely that shares will trade close to the Fund’s NAV, disruptions to creations and redemptions, may result in trading prices that differ significantly from the Fund’s NAV. An absence of trading in shares of the Fund, or a high volume of trading in the Fund, may also result in trading prices that differ significantly from the Fund’s NAV. If an investor purchases shares at a time when the market price is at a premium to the NAV of the shares or sells at a time when the market price is at a discount to the NAV of the shares, then the investor may sustain losses. In addition, during periods of significant volatility, the liquidity of the underlying securities held by the Fund may affect the Fund’s trading prices.

Authorized Participant Risk.  The Fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). Only APs who have entered into agreements with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund. To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of these cases, shares may trade like closed-end fund shares at a premium or a discount to NAV and possibly face delisting.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The Fund commenced operations on July 18, 2016, after the reorganization of Janus Velocity Tail Risk Hedged Large Cap ETF, the Fund’s predecessor fund (“Predecessor Fund”), into the Fund. The performance shown prior to July 18, 2016, reflects the historical performance of the Predecessor Fund prior to the reorganization, calculated using the fees and expenses of the Predecessor Fund. If the Fund had been available during periods prior to July 18, 2016, the performance shown may have been different. The Fund has adopted the financial statements of the Predecessor Fund.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s and Predecessor Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/etfs or by calling 1-877-335-2687
Janus Velocity Tail Risk Hedged Large Cap ETF Annual Total Returns (calendar year-end)

Best Quarter: 2nd Quarter 2014 3.59% Worst Quarter: 3rd Quarter 2015 –4.15%
Average Annual Total Returns (periods ended 12/31/16)
Average Annual Total Returns - Janus Velocity Tail Risk Hedged Large Cap ETF	Column	Label		1 Year	Since Inception of Predecessor Fund	Inception Date
Janus Velocity Tail Risk Hedged Large Cap ETF | Return Before Taxes	Janus Velocity Tail Risk Hedged Large Cap ETF	Return Before Taxes		4.35%	4.67%	Jun. 21, 2013
Janus Velocity Tail Risk Hedged Large Cap ETF | Return After Taxes on Distributions	Janus Velocity Tail Risk Hedged Large Cap ETF	Return After Taxes on Distributions		3.88%	4.26%	Jun. 21, 2013
Janus Velocity Tail Risk Hedged Large Cap ETF | Return After Taxes on Distributions and Sale of Predecessor Fund Shares	Janus Velocity Tail Risk Hedged Large Cap ETF	Return After Taxes on Distributions and Sale of Predecessor Fund Shares	[1]	2.77%	3.55%	Jun. 21, 2013
VelocityShares Tail Risk Hedged Large Cap Index (reflects no deduction for expenses, fees or taxes)		VelocityShares Tail Risk Hedged Large Cap Index	[2]	5.21%	5.34%	Jun. 21, 2013
S&P 500® Index (reflects no deduction for expenses, fees or taxes)		S&P 500® Index		11.96%	12.48%	Jun. 21, 2013
[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Predecessor Fund Shares may exceed the Fund’s other return figures.
[2]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.

After-tax returns are calculated using distributions for the Predecessor Fund for the periods prior to July 18, 2016. If the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.